UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

INVESTORS VALUE FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 2.5%
255,100	McDonald’s Corp.	$13,920,807

Media - 8.5%
810,300	DISH Network Corp. *	9,002,433
1,172,880	News Corp., Class A Shares	7,764,466
359,200	Scripps Networks Interactive, Class A Shares	8,085,592
496,700	SES Global SA, FDR (a)	9,464,922
133,194	Time Warner Cable Inc.	3,303,218
530,633	Time Warner Inc.	10,241,223

	Total Media	47,861,854

Multiline Retail - 1.5%
255,100	Target Corp.	8,772,889

Specialty Retail - 2.1%
501,000	Home Depot Inc.	11,803,560

	TOTAL CONSUMER DISCRETIONARY	82,359,110

CONSUMER STAPLES - 16.3%
Food & Staples Retailing - 3.4%
364,600	Wal-Mart Stores Inc.	18,995,660

Food Products - 3.5%
531,967	Kraft Foods Inc., Class A Shares	11,857,544
407,300	Unilever PLC, ADR	7,710,189

	Total Food Products	19,567,733

Household Products - 3.2%
394,500	Kimberly-Clark Corp.	18,190,395

Tobacco - 6.2%
539,100	Altria Group Inc.	8,636,382
159,400	Lorillard Inc.	9,841,356
468,500	Philip Morris International Inc.	16,669,230

	Total Tobacco	35,146,968

	TOTAL CONSUMER STAPLES	91,900,756

ENERGY - 14.6%
Energy Equipment & Services - 2.7%
502,100	Halliburton Co.	7,767,487
123,760	Transocean Ltd. *	7,282,038

	Total Energy Equipment & Services	15,049,525

Oil, Gas & Consumable Fuels - 11.9%
104,980	Devon Energy Corp.	4,691,556
1,516,000	El Paso Corp.	9,475,000
236,500	Exxon Mobil Corp.	16,105,650
210,800	Royal Dutch Shell PLC, ADR, Class A Shares	9,338,440
289,892	Suncor Energy Inc.	6,438,502
429,050	Total SA, ADR	21,049,193

	Total Oil, Gas & Consumable Fuels	67,098,341

	TOTAL ENERGY	82,147,866

FINANCIALS - 16.9%
Capital Markets - 2.9%
276,359	Bank of New York Mellon Corp.	7,807,142
279,180	State Street Corp.	8,593,160

	Total Capital Markets	16,400,302

Commercial Banks - 2.0%
96,100	PNC Financial Services Group Inc.	2,814,769

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Commercial Banks - 2.0% (continued)
604,200	Wells Fargo & Co.	$8,603,808

	Total Commercial Banks	11,418,577

Consumer Finance - 0.8%
187,360	American Express Co.	2,553,717
138,370	Capital One Financial Corp.	1,693,649

	Total Consumer Finance	4,247,366

Diversified Financial Services - 3.8%
752,500	Bank of America Corp.	5,132,050
602,860	JPMorgan Chase & Co.	16,024,019

	Total Diversified Financial Services	21,156,069

Insurance - 7.4%
257,600	Chubb Corp.	10,901,632
226,060	Loews Corp.	4,995,926
457,849	Marsh & McLennan Cos. Inc.	9,271,442
411,180	Travelers Cos. Inc.	16,710,355

	Total Insurance	41,879,355

	TOTAL FINANCIALS	95,101,669

HEALTH CARE - 8.1%
Health Care Providers & Services - 2.8%
335,530	UnitedHealth Group Inc.	7,022,643
233,200	WellPoint Inc. *	8,854,604

	Total Health Care Providers & Services	15,877,247

Pharmaceuticals - 5.3%
195,700	Abbott Laboratories	9,334,890
280,800	Novartis AG, ADR	10,622,664
202,900	Pfizer Inc.	2,763,498
51,890	Roche Holding AG (a)	7,111,404

	Total Pharmaceuticals	29,832,456

	TOTAL HEALTH CARE	45,709,703

INDUSTRIALS - 5.9%
Aerospace & Defense - 2.5%
155,700	Boeing Co.	5,539,806
220,800	Raytheon Co.	8,597,952

	Total Aerospace & Defense	14,137,758

Industrial Conglomerates - 3.4%
964,100	General Electric Co.	9,747,051
222,600	United Technologies Corp.	9,567,348

	Total Industrial Conglomerates	19,314,399

	TOTAL INDUSTRIALS	33,452,157

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.3%
105,520	EchoStar Corp. *	1,564,862

Computers & Peripherals - 2.3%
134,900	International Business Machines Corp.	13,070,461

Software - 1.6%
499,900	Microsoft Corp.	9,183,163

	TOTAL INFORMATION TECHNOLOGY	23,818,486

MATERIALS - 1.7%
Chemicals - 1.7%
167,800	Air Products & Chemicals Inc.	9,438,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.5% (continued)
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 7.7%
824,210	AT&T Inc.	$20,770,092
242,932	Embarq Corp.	9,194,976
437,500	Verizon Communications Inc.	13,212,500

	Total Diversified Telecommunication Services	43,177,568

Wireless Telecommunication Services - 0.8%
1,319,351	Sprint Nextel Corp. *	4,710,083

	TOTAL TELECOMMUNICATION SERVICES	47,887,651

UTILITIES - 2.7%
Multi-Utilities - 2.7%
322,300	Sempra Energy	14,903,152

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $653,847,378)	526,719,300

FACE AMOUNT
SHORT-TERM INVESTMENT - 6.5%
Repurchase Agreement - 6.5%
$36,454,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity $36,454,203; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $37,183,185) (Cost - $36,454,000)	36,454,000

	TOTAL INVESTMENTS - 100.0% (Cost - $690,301,378#)	563,173,300
	Other Assets in Excess of Liabilities - 0.0%	246,046

	TOTAL NET ASSETS - 100.0%	$563,419,346

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
FDR	—	Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Investors Value Fund (the “Fund”) is a separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$563,173,300	$510,142,974	$53,030,326	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

3. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$52,305,048
Gross unrealized depreciation	(179,433,126)

Net unrealized appreciation/depreciation	$(127,128,078)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

4. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 28, 2009